Note 14 - Stockholders' Equity	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Equity [Text Block]

14. Stockholders’ equity:

(a) Common Stock: During each of the six-month periods ended June 30, 2026 and 2025, the Company issued 299,200 shares at par value of $0.0001 to Costamare Services pursuant to the Services Agreement (Note 4). The fair value of such shares was calculated based on the closing trading price at the date of issuance. There were no share-based payment awards outstanding during the six-month period ended June 30, 2026.

On July 6, 2016, the Company implemented the Plan, which offers holders of Company common stock the opportunity to purchase additional shares by having their cash dividends automatically reinvested in the Company’s common stock. Participation in the Plan is optional, and shareholders who decide not to participate in the Plan will continue to receive cash dividends, as declared and paid in the usual manner. During the year ended December 31, 2025, the Company issued 31,096 shares at par value of $0.0001 to its common stockholders, at an average price of $10.5340 per share. During the six-month period ended June 30, 2026, the Company issued 9,478 shares at par value of $0.0001 to its common stockholders, at an average price of $15.8722 per share.

On November 30, 2021, the Company approved a share repurchase program for up to a maximum of $150,000 of its common shares (of which $29,905 remains available) and up to $150,000 of its preferred shares. The timing of repurchases and the exact number of shares to be purchased will be determined by the Company’s management, in its discretion. During the six-month period ended June 30, 2026, no common shares were repurchased under the share repurchase program.

As of June 30, 2026, the aggregate issued share capital was 131,897,117 common shares at par value of $0.0001 of which 120,892,607 common shares were outstanding.

(b) Preferred shares: On October 15, 2025, the Company entered into a Stock Subscription Agreement with its Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos, pursuant to which Konstantinos Konstantakopoulos purchased 1,200 shares of Series F Preferred Stock (the “Series F Preferred Stock”), par value $0.0001 per share, for an aggregate purchase price of $1.2. The Series F Preferred Stock do not have any dividend or distribution rights. Each Series F Preferred Stock entitles its holder to 50,000 votes on all matters submitted to a vote of the shareholders. All shares of Series F Preferred Stock are subject to redemption by the Company at any time for a redemption price equal to $1 per share.

(c) Dividends declared and / or paid: During the six-month period ended June 30, 2025, the Company declared and paid to its common stockholders (i) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $13,715 in cash and issued 7,056 shares pursuant to the Plan for the fourth quarter of 2024 and (ii) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $13,734 in cash and issued 8,635 shares pursuant to the Plan for the first quarter of 2025. During the six-month period ended June 30, 2026, the Company declared and paid to its common stockholders (i) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $13,789 in cash and issued 4,830 shares pursuant to the Plan for the fourth quarter of 2025 and (ii) $0.115 per common share and, after accounting for shareholders participating in the Plan, the Company paid $13,813 in cash and issued 4,648 shares pursuant to the Plan for the first quarter of 2026.

During the six-month period ended June 30, 2025, the Company declared and paid to its holders of Series B Preferred Stock (i) $939, or $0.476563 per share for the period from October 15, 2024 to January 14, 2025 and (ii) $939, or $0.476563 per share for the period from January 15, 2025 to April 14, 2025. During the six-month period ended June 30, 2026, the Company declared and paid to its holders of Series B Preferred Stock (i) $939, or $0.476563 per share for the period from October 15, 2025 to January 14, 2026 and (ii) $939, or $0.476563 per share for the period from January 15, 2026 to April 14, 2026.

During the six-month period ended June 30, 2025, the Company declared and paid to its holders of Series C Preferred Stock (i) $2,111, or $0.531250 per share for the period from October 15, 2024 to January 14, 2025 and (ii) $2,111, or $0.531250 per share for the period from January 15, 2025 to April 14, 2025. During the six-month period ended June 30, 2026, the Company declared and paid to its holders of Series C Preferred Stock (i) $2,111, or $0.531250 per share for the period from October 15, 2025 to January 14, 2026 and (ii) $2,111, or $0.531250 per share for the period from January 15, 2026 to April 14, 2026.

During the six-month period ended June 30, 2025, the Company declared and paid to its holders of Series D Preferred Stock (i) $2,180, or $0.546875 per share for the period from October 15, 2024 to January 14, 2025 and (ii) $2,180, or $0.546875 per share for the period from January 15, 2025 to April 14, 2025. During the six-month period ended June 30, 2026, the Company declared and paid to its holders of Series D Preferred Stock (i) $2,180, or $0.546875 per share for the period from October 15, 2025 to January 14, 2026 and (ii) $2,180, or $0.546875 per share for the period from January 15, 2026 to April 14, 2026.

During the year ended December 31, 2025, in connection with the Spin-Off, the Company distributed to its common stockholders as of the record date, April 29, 2025, a dividend in kind at the rate of one common share of Costamare Bulkers for every five shares of common stock of the Company held by each shareholder (24,022,218 common shares of Costamare Bulkers in the aggregate) (Note 1).